SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details) - Net book value [Member]	12 Months Ended
Dec. 31, 2020
Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	20%-33%
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	6%-15%
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	15%-20%